CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 2,057	$ 1,795	$ 1,401
Other comprehensive income (loss), net of reclassification adjustments:
Foreign currency translation	(68)	43	(15)
Unrealized (losses) gains on investments, net	(1)	(7)	11
Tax benefit (expense) on unrealized gains (losses) on investments, net	1	1	(1)
Unrealized gains (losses) on hedging activities, net	293	(242)	74
Tax (expense) benefit on unrealized gains (losses) on hedging activities, net	(5)	4	(1)
Other comprehensive income (loss), net of tax	220	(201)	68
Comprehensive income	$ 2,277	$ 1,594	$ 1,469